Note 18 - Other Non Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2014
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Noncurrent Liabilities [Table Text Block]
Year ending December 31,	Tranche A of the Termination Fee	Tranche B of the Termination Fee
2014 (remainder)	540
2015	800
2016	800
2017	1,500	806
Total	3,640	806